CONSOLIDATED FINANCIAL STATEMENTS DETAILS (Tables)	12 Months Ended
Dec. 31, 2023
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
Schedule of cash and cash equivalents

	2022	2023	2023
	RUB	RUB	$
Cash	48,682	70,399	784.9
Cash equivalents:
Bank deposits	34,346	26,044	290.4
Other cash equivalents	103	76	0.9
Total cash and cash equivalents	83,131	96,519	1,076.2

Schedule of movements in the allowance for doubtful accounts

	2022	2023	2023
	RUB	RUB	$
Balance at beginning of period	2,716	4,169	46.5
Current period provision for expected credit losses	2,114	2,565	28.6
Write-off	(617)	(1,571)	(17.5)
Foreign exchange difference	(44)	285	3.2
Balance at the end of the period	4,169	5,448	60.8

Schedule of other current assets

	2022	2023	2023
	RUB	RUB	$
Other receivables	7,588	6,644	74.1
Net investment in the lease	455	3,591	40.0
Prepaid income tax	3,328	2,842	31.7
Bank deposits and loans to customers	36	1,995	22.2
Contract assets	1,456	1,976	22.0
Loans granted to employees	1,333	1,831	20.4
Loans granted to third parties	986	1,553	17.3
Investments in debt securities	305	958	10.7
Restricted cash	643	451	5.0
Loans granted to related parties	3	—	—
Other	838	1,343	15.0
Total other current assets	16,971	23,184	258.4

Schedule of other non-current assets

	2022	2023	2023
	RUB	RUB	$
Net investment in the lease	979	8,760	97.7
Loans granted to employees	6,187	8,328	92.9
Security deposits	2,841	3,051	34.0
Loans granted to third parties	301	2,260	25.2
Contract assets	1,292	1,502	16.7
Prepaid expenses	1,157	1,445	16.1
Investments in debt securities	—	955	10.6
Indemnification assets	1,031	918	10.2
Restricted cash	666	900	10.0
Loans granted to related parties	35	—	—
Other	788	1,616	18.1
Total other non-current assets	15,277	29,735	331.5

Schedule of accounts payable accrued and other liabilities

	2022	2023	2023
	RUB	RUB	$
Trade accounts payable and accrued liabilities	72,635	111,621	1,244.5
Salary and other compensation expenses payable/accrued to employees	11,424	22,992	256.4
Liabilities under the reverse factoring programs	20,702	19,850	221.3
Bank deposits and liabilities	578	19,573	218.2
Operating lease liabilities, current (Note 8)	10,963	9,797	109.2
Content liabilities	3,353	5,485	61.2
Finance lease liability, current (Note 8)	2,788	4,097	45.7
Accounts payable for acquisition of businesses	373	33	0.3
Accounts payable, accrued and other liabilities	122,816	193,448	2,156.8

Schedule of components of interest income

	2021	2022	2023	2023
	RUB	RUB	RUB	$
Bank deposits	3,720	3,749	4,261	47.5
Other	895	974	1,376	15.4
Total interest income	4,615	4,723	5,637	62.9